Disclosures About Fair Value of Financial Instruments - Nonrecurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets Measured on a Nonrecurring Basis:
Impaired loans	$ 93,324	$ 44,993
Other real estate owned	5,220	12,122
Other real estate owned, adjustment	1,048	530	$ 141
Fair value disclosure
Loans held for investment	3,128,966
Real estate acquired by foreclosure	5,220
Level 3
Assets Measured on a Nonrecurring Basis:
Other real estate owned	$ 5,220	12,122
Level 3 | Minimum | Loans held for investment
Fair value disclosure
Prepayment speed	0.00%
Discount rate	0.17%
Level 3 | Minimum | Real estate acquired by foreclosure
Fair value disclosure
Discount rate	8.00%
Level 3 | Maximum | Loans held for investment
Fair value disclosure
Prepayment speed	99.50%
Discount rate	11.36%
Level 3 | Maximum | Real estate acquired by foreclosure
Fair value disclosure
Discount rate	22.00%
Level 3 | Weighted Average | Loans held for investment
Fair value disclosure
Prepayment speed	28.59%
Discount rate	4.04%
Level 3 | Weighted Average | Real estate acquired by foreclosure
Fair value disclosure
Discount rate	14.18%
Nonrecurring
Assets Measured on a Nonrecurring Basis:
Impaired loans	$ 23,613	32,988
Impaired loans, adjustment	21,886	14,581
Other real estate owned	1,721	1,665
Other real estate owned, adjustment	1,016	155
Nonrecurring | Level 3
Assets Measured on a Nonrecurring Basis:
Impaired loans	23,613	32,988
Other real estate owned	$ 1,721	$ 1,665